Unaudited Condensed Consolidated Statements of Operations (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenues
Voyage revenue	$ 20,048,813	$ 21,325,722
Related party revenue	120,000	120,000
Commissions	(1,030,826)	(962,283)
Net revenue	19,137,987	20,483,439
Operating expenses
Voyage expenses	1,138,951	997,718
Vessel operating expenses	12,036,879	12,558,899
Drydocking expenses	1,372,211	2,878,644
Vessel depreciation	5,825,417	8,501,893
Net loss on sale of vessel		3,191,678
Management fees	2,430,598	2,473,650
Other general and administrative expenses	1,978,792	1,754,396
Total operating expenses	24,782,848	32,356,878
Operating loss	(5,644,861)	(11,873,439)
Other income/(expenses)
Interest and other financing costs	(957,923)	(968,577)
Loss on derivatives, net	(95,865)	(2,027)
Other investment income	475,000
Foreign exchange gain	404	3,766
Interest income	255,269	236,818
Other expenses, net	(323,115)	(730,020)
Equity loss in joint venture	(1,262,204)	(897,459)
Net loss	(7,230,180)	(13,500,918)
Dividend Series B preferred shares	(651,416)
Net loss available to common shareholders	$ (7,881,596)	$ (13,500,918)
Loss per share, basic and diluted (in Dollars per share)	$ (0.15)	$ (0.30)